John Hancock
Managed Account Shares
Quarterly portfolio holdings 2/28/2025

Portfolios’ investments
MANAGED ACCOUNT SHARES BOND COMPLETION PORTFOLIO

As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 84.1%				$900,438
(Cost $907,623)
U.S. Government 26.5%				283,813
U.S. Treasury
Bond	2.375	02-15-42	93,000	69,550
Bond	2.875	05-15-49	93,000	69,507
Note	3.375	05-15-33	34,000	32,180
Note	3.625	08-31-29	59,000	58,087
Note	4.250	06-30-31	54,000	54,489
U.S. Government Agency 57.6%				616,625
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.500	06-01-52	10,262	9,356
30 Yr Pass Thru	4.500	09-01-52	16,813	16,349
Federal National Mortgage Association
30 Yr Pass Thru	3.500	11-01-50	251,400	228,753
30 Yr Pass Thru	3.500	09-01-52	21,681	19,735

30 Yr Pass Thru	4.500	02-01-53	352,169	342,432
Corporate bonds 15.0%				$160,751
(Cost $160,991)
Communication services 2.3%				24,927
Wireless telecommunication services 2.3%
T-Mobile USA, Inc.	5.050	07-15-33	25,000	24,927
Financials 7.0%				74,851
Banks 5.5%
Bank of America Corp. (5.015% to 7-22-32, then Overnight SOFR + 2.160%)	5.015	07-22-33	25,000	24,950
JPMorgan Chase & Co. (4.912% to 7-25-32, then Overnight SOFR + 2.080%)	4.912	07-25-33	18,000	17,935
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	18,000	16,170
Capital markets 1.5%
Morgan Stanley (2.943% to 1-21-32, then Overnight SOFR + 1.290%)	2.943	01-21-33	18,000	15,796
Health care 2.5%				26,402
Biotechnology 2.5%
Amgen, Inc.	5.250	03-02-33	26,000	26,402
Information technology 1.6%				17,761
Software 1.6%
Oracle Corp.	4.900	02-06-33	18,000	17,761
Utilities 1.6%				16,810
Multi-utilities 1.6%
Dominion Energy, Inc.	3.375	04-01-30	18,000	16,810

	Yield (%)	Shares	Value
Short-term investments 1.8%			$18,853
(Cost $18,852)
Short-term funds 1.8%			18,853
John Hancock Collateral Trust (A)	4.3522(B)	1,885	18,853

Total investments (Cost $1,087,466) 100.9%	$1,080,042
Other assets and liabilities, net (0.9%)	(9,361)
Total net assets 100.0%	$1,070,681

2	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 2-28-25.
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 97.3%				$400,572,103
(Cost $396,291,729)
Communication services 4.9%				20,172,591
Diversified telecommunication services 1.5%
AT&T, Inc.	2.750	06-01-31	3,325,000	2,953,042
AT&T, Inc.	3.550	09-15-55	3,211,000	2,226,624
AT&T, Inc.	4.500	05-15-35	1,086,000	1,026,448
Entertainment 0.9%
WarnerMedia Holdings, Inc.	4.279	03-15-32	4,275,000	3,840,362
Media 1.2%
Charter Communications Operating LLC	2.800	04-01-31	2,785,000	2,413,085
Charter Communications Operating LLC	6.384	10-23-35	2,213,000	2,253,391
Wireless telecommunication services 1.3%
T-Mobile USA, Inc.	3.375	04-15-29	1,767,000	1,673,189
T-Mobile USA, Inc.	3.875	04-15-30	3,954,000	3,786,450
Consumer discretionary 4.9%				19,928,899
Automobiles 4.2%
Ford Motor Company	3.250	02-12-32	2,055,000	1,715,230
Ford Motor Credit Company LLC	4.000	11-13-30	1,924,000	1,751,567
Ford Motor Credit Company LLC	6.054	11-05-31	1,719,000	1,717,182
Ford Motor Credit Company LLC	6.125	03-08-34	2,308,000	2,253,061
Ford Motor Credit Company LLC	7.122	11-07-33	4,436,000	4,611,543
General Motors Financial Company, Inc.	5.600	06-18-31	3,297,000	3,332,132
Hyundai Capital America (A)	5.400	01-08-31	1,810,000	1,848,676
Specialty retail 0.6%
AutoNation, Inc.	4.750	06-01-30	1,861,000	1,830,970
AutoNation, Inc.	5.890	03-15-35	363,000	369,699
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	5.100	03-11-30	497,000	498,839
Consumer staples 1.8%				7,505,348
Food products 1.8%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	770,000	799,119
JBS USA LUX SA	3.625	01-15-32	2,822,000	2,539,345
JBS USA LUX SA	5.750	04-01-33	1,837,000	1,867,277
JBS USA LUX SA (A)	5.950	04-20-35	427,000	440,643
Pilgrim’s Pride Corp.	6.250	07-01-33	1,782,000	1,858,964
Energy 15.4%				63,476,313
Oil, gas and consumable fuels 15.4%
Aker BP ASA (A)	3.100	07-15-31	1,622,000	1,428,689
Aker BP ASA (A)	3.750	01-15-30	1,000,000	941,987
Aker BP ASA (A)	4.000	01-15-31	612,000	574,105
Aker BP ASA (A)	5.800	10-01-54	621,000	578,786
Antero Resources Corp. (A)	5.375	03-01-30	1,575,000	1,553,694
Cheniere Energy Partners LP	3.250	01-31-32	2,791,000	2,461,577
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP	5.950	06-30-33	1,310,000	$1,360,330
Cheniere Energy, Inc.	5.650	04-15-34	1,060,000	1,078,143
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	772,000	777,166
Columbia Pipelines Operating Company LLC (A)	5.927	08-15-30	248,000	258,573
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	2,482,000	2,592,454
Continental Resources, Inc. (A)	2.875	04-01-32	2,600,000	2,183,695
Continental Resources, Inc.	4.900	06-01-44	1,498,000	1,245,645
Continental Resources, Inc. (A)	5.750	01-15-31	1,444,000	1,465,415
Diamondback Energy, Inc.	5.750	04-18-54	1,182,000	1,141,365
DT Midstream, Inc. (A)	5.800	12-15-34	1,694,000	1,723,753
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,940,000	2,866,174
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,771,000	1,759,804
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	870,000	964,305
Energy Transfer LP	5.150	03-15-45	2,104,000	1,891,532
Energy Transfer LP	5.250	07-01-29	761,000	772,505
Energy Transfer LP	5.400	10-01-47	1,621,000	1,498,143
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	2,119,000	2,085,337
Expand Energy Corp.	4.750	02-01-32	1,613,000	1,529,216
MPLX LP	4.950	09-01-32	663,000	652,248
MPLX LP	5.000	03-01-33	1,476,000	1,449,083
Occidental Petroleum Corp.	5.375	01-01-32	524,000	520,131
Occidental Petroleum Corp.	6.050	10-01-54	1,465,000	1,415,933
Occidental Petroleum Corp.	6.450	09-15-36	2,321,000	2,425,106
Occidental Petroleum Corp.	6.625	09-01-30	1,702,000	1,798,694
ONEOK, Inc.	5.050	11-01-34	744,000	725,770
ONEOK, Inc.	6.050	09-01-33	1,155,000	1,210,504
ONEOK, Inc.	6.625	09-01-53	1,716,000	1,847,784
Ovintiv, Inc.	6.250	07-15-33	723,000	754,175
Ovintiv, Inc.	7.200	11-01-31	1,160,000	1,269,529
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,579,000	2,541,005
Suncor Energy, Inc.	3.750	03-04-51	1,499,000	1,081,854
Suncor Energy, Inc.	4.000	11-15-47	1,000,000	765,706
Targa Resources Corp.	5.500	02-15-35	1,290,000	1,294,514
Targa Resources Corp.	6.150	03-01-29	1,470,000	1,539,673
Targa Resources Partners LP	4.000	01-15-32	1,772,000	1,639,419
The Williams Companies, Inc.	4.650	08-15-32	125,000	121,138
Var Energi ASA (A)	8.000	11-15-32	2,338,000	2,655,261
Western Midstream Operating LP	4.050	02-01-30	1,237,000	1,178,420
Western Midstream Operating LP	5.450	11-15-34	675,000	667,479
Whistler Pipeline LLC (A)	5.400	09-30-29	523,000	527,184
Whistler Pipeline LLC (A)	5.700	09-30-31	653,000	663,310
Financials 27.0%				111,306,817
Banks 12.5%
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,000,000	2,056,682
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (A)	5.497	05-20-30	926,000	943,522
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,911,000	2,050,453
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (A)	5.716	01-18-30	819,000	836,776
Citizens Financial Group, Inc.	3.250	04-30-30	2,148,000	1,973,885
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%) (C)	5.253	03-05-31	1,352,000	$1,363,542
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,144,000	1,169,499
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	823,000	886,077
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,660,000	1,691,194
Credit Agricole SA (A)	3.250	01-14-30	409,000	377,668
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (A)	6.316	10-03-29	961,000	1,006,691
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	1,897,000	1,900,442
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	478,000	498,595
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	598,000	608,716
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,500,000	1,582,348
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	830,000	854,602
KeyBank NA	5.000	01-26-33	2,016,000	1,979,724
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	1,879,000	1,888,319
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)	6.750	09-27-31	903,000	873,917
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	1,500,000	1,487,745
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,384,000	1,374,879
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	1,773,000	1,771,980
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	1,500,000	1,597,134
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)	6.300	09-25-31	2,268,000	2,198,936
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	2,768,000	2,760,712
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	740,000	759,411
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	1,743,000	1,728,438
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,252,000	1,282,243
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	941,000	987,237
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	379,000	380,456
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,730,000	2,744,937
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,024,000	4,178,920
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	602,000	648,350
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	665,000	678,793
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,100,000	1,142,839
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,106,000	1,124,117
Capital markets 7.5%
Ares Capital Corp.	2.875	06-15-28	674,000	629,713
Ares Capital Corp.	5.875	03-01-29	1,391,000	1,421,225
Ares Strategic Income Fund (A)	5.600	02-15-30	1,151,000	1,148,570
Ares Strategic Income Fund (A)	6.200	03-21-32	1,236,000	1,249,630
Ares Strategic Income Fund (A)	6.350	08-15-29	458,000	471,052
Blackstone Private Credit Fund (A)	5.250	04-01-30	1,185,000	1,169,867
Blackstone Private Credit Fund	5.950	07-16-29	1,130,000	1,149,846
Blackstone Private Credit Fund	6.000	01-29-32	1,430,000	1,427,845
Blackstone Private Credit Fund	7.300	11-27-28	1,094,000	1,167,816
Blackstone Secured Lending Fund	5.350	04-13-28	1,200,000	1,202,315
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,726,000	1,670,995
Cantor Fitzgerald LP (A)	7.200	12-12-28	2,570,000	2,729,616
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	672,000	714,146
Jefferies Financial Group, Inc.	6.200	04-14-34	2,075,000	2,160,619
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Lazard Group LLC	4.375	03-11-29	792,000	$779,779
Lazard Group LLC	6.000	03-15-31	1,740,000	1,815,261
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	212,665
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	249,000	207,105
Sixth Street Lending Partners	5.750	01-15-30	678,000	675,448
Sixth Street Lending Partners (A)	6.125	07-15-30	693,000	704,215
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	788,000	824,545
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	1,318,000	1,390,293
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (A)	5.428	02-08-30	886,000	903,328
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	560,000	601,398
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	1,235,000	1,234,517
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	1,540,000	1,540,680
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	1,566,000	1,812,535
Consumer finance 1.3%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,500,000	1,516,769
Ally Financial, Inc.	8.000	11-01-31	1,048,000	1,184,948
Discover Financial Services	6.700	11-29-32	1,500,000	1,625,937
Trust Fibra Uno (A)	7.375	02-13-34	1,043,000	1,055,009
Financial services 2.4%
Apollo Debt Solutions BDC (A)	6.700	07-29-31	1,000,000	1,047,049
Apollo Debt Solutions BDC (A)	6.900	04-13-29	539,000	564,150
Atlas Warehouse Lending Company LP (A)	6.250	01-15-30	1,010,000	1,020,047
Citadel Finance LLC (A)	5.900	02-10-30	1,047,000	1,051,148
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	239,000	245,712
Enact Holdings, Inc.	6.250	05-28-29	1,250,000	1,286,676
HPS Corporate Lending Fund (A)	5.950	04-14-32	698,000	701,417
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30	312,000	309,384
NMI Holdings, Inc.	6.000	08-15-29	1,405,000	1,428,414
Radian Group, Inc.	6.200	05-15-29	2,360,000	2,437,008
Insurance 3.3%
Athene Global Funding (A)	4.721	10-08-29	905,000	893,417
Athene Global Funding (A)	5.322	11-13-31	1,179,000	1,184,808
Athene Holding, Ltd.	3.500	01-15-31	2,154,000	1,997,486
CNA Financial Corp.	2.050	08-15-30	185,000	160,867
CNO Financial Group, Inc.	5.250	05-30-29	1,303,000	1,306,306
CNO Financial Group, Inc.	6.450	06-15-34	616,000	651,977
CNO Global Funding (A)	4.950	09-09-29	1,500,000	1,506,184
F&G Annuities & Life, Inc.	6.500	06-04-29	659,000	678,639
GA Global Funding Trust (A)	5.200	12-09-31	1,194,000	1,189,294
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	575,000	595,932
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	751,000	749,149
SBL Holdings, Inc. (A)	5.000	02-18-31	80,000	73,203
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,934,000	2,441,084
Health care 9.4%				38,499,063
Biotechnology 2.1%
Amgen, Inc.	5.250	03-02-30	1,524,000	1,558,542
Amgen, Inc.	5.250	03-02-33	2,967,000	3,012,818
Amgen, Inc.	5.650	03-02-53	2,032,000	2,037,443
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,094,000	$1,783,927
Health care equipment and supplies 0.7%
Solventum Corp.	5.400	03-01-29	934,000	953,359
Solventum Corp.	5.450	03-13-31	2,000,000	2,048,957
Health care providers and services 3.9%
Cencora, Inc.	2.800	05-15-30	1,418,000	1,292,420
Centene Corp.	2.625	08-01-31	2,753,000	2,319,577
Centene Corp.	4.625	12-15-29	3,440,000	3,304,016
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	2,814,000	2,388,507
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	2,696,000	2,565,979
HCA, Inc.	5.450	04-01-31	1,548,000	1,576,056
Horizon Mutual Holdings, Inc. (A)	6.200	11-15-34	1,622,000	1,614,120
Universal Health Services, Inc.	2.650	10-15-30	1,109,000	970,048
Life sciences tools and services 0.2%
Icon Investments Six DAC	5.849	05-08-29	653,000	674,257
Pharmaceuticals 2.5%
IQVIA, Inc.	6.250	02-01-29	3,036,000	3,169,095
Royalty Pharma PLC	5.150	09-02-29	753,000	761,064
Viatris, Inc.	2.700	06-22-30	2,657,000	2,346,356
Viatris, Inc.	4.000	06-22-50	5,990,000	4,122,522
Industrials 9.6%				39,466,114
Aerospace and defense 1.3%
BAE Systems PLC (A)	5.250	03-26-31	1,541,000	1,572,841
DAE Funding LLC (A)	3.375	03-20-28	686,000	648,920
Embraer Netherlands Finance BV (A)	7.000	07-28-30	1,776,000	1,908,239
The Boeing Company	6.528	05-01-34	1,105,000	1,183,731
Building products 0.4%
Owens Corning	5.700	06-15-34	1,369,000	1,417,629
Commercial services and supplies 0.1%
Rollins, Inc. (A)	5.250	02-24-35	511,000	515,244
Construction and engineering 0.6%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	1,316,000	1,411,786
Quanta Services, Inc.	5.250	08-09-34	1,000,000	992,462
Electrical equipment 0.3%
Regal Rexnord Corp.	6.400	04-15-33	1,149,000	1,194,821
Ground transportation 0.2%
Uber Technologies, Inc.	4.800	09-15-34	1,000,000	974,910
Machinery 0.2%
Stanley Black & Decker, Inc.	2.300	03-15-30	1,041,000	920,541
Passenger airlines 4.3%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	590,119	573,739
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	425,665	417,063
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,087,533	1,054,206
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,039,965	988,194
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	866,535	835,117
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,004,715	941,519
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,323,339	1,195,372
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,418,072	1,304,761
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,414,949	1,234,969
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	117,025	110,890
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	71,069	$67,560
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	414,031	401,507
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	126,530	133,019
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	691,502	608,822
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	378,870	358,109
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	235,177	222,526
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,616,632	1,645,169
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,114,110	2,166,173
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,486,946	1,518,324
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	1,734,771	1,763,841
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	562,000	586,735
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC	3.300	01-30-32	2,994,000	2,661,186
Ashtead Capital, Inc. (A)	5.500	08-11-32	1,590,000	1,603,380
Ashtead Capital, Inc. (A)	5.550	05-30-33	2,400,000	2,409,852
Ashtead Capital, Inc. (A)	5.950	10-15-33	1,865,000	1,922,957
Information technology 9.4%				38,843,089
Communications equipment 0.8%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	152,951
Motorola Solutions, Inc.	2.750	05-24-31	3,280,000	2,898,962
Electronic equipment, instruments and components 0.5%
Flex, Ltd.	5.250	01-15-32	389,000	388,901
TD SYNNEX Corp.	2.650	08-09-31	1,500,000	1,281,534
TD SYNNEX Corp.	6.100	04-12-34	520,000	546,033
Semiconductors and semiconductor equipment 5.3%
Broadcom, Inc. (A)	3.419	04-15-33	7,614,000	6,796,121
Broadcom, Inc. (A)	3.469	04-15-34	645,000	570,062
Broadcom, Inc.	4.550	02-15-32	592,000	579,496
Foundry JV Holdco LLC (A)	5.875	01-25-34	2,670,000	2,732,659
Foundry JV Holdco LLC (A)	6.150	01-25-32	1,800,000	1,886,336
Marvell Technology, Inc.	5.950	09-15-33	2,053,000	2,162,457
Micron Technology, Inc.	2.703	04-15-32	499,000	427,977
Micron Technology, Inc.	5.300	01-15-31	665,000	674,024
Micron Technology, Inc.	5.875	09-15-33	1,797,000	1,878,455
Micron Technology, Inc.	6.750	11-01-29	1,778,000	1,909,600
Qorvo, Inc. (A)	3.375	04-01-31	1,780,000	1,558,528
Qorvo, Inc.	4.375	10-15-29	641,000	613,142
Software 1.8%
AppLovin Corp.	5.375	12-01-31	979,000	999,151
Atlassian Corp.	5.250	05-15-29	712,000	723,568
Oracle Corp.	2.950	04-01-30	2,163,000	1,984,153
Oracle Corp.	5.250	02-03-32	1,262,000	1,280,772
Oracle Corp.	5.550	02-06-53	2,409,000	2,305,664
VMware LLC	4.700	05-15-30	225,000	223,103
Technology hardware, storage and peripherals 1.0%
CDW LLC	5.100	03-01-30	675,000	674,454
CDW LLC	5.550	08-22-34	810,000	806,217
Dell International LLC	5.400	04-15-34	2,745,000	2,788,769
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials 1.1%				$4,598,575
Construction materials 0.6%
Cemex SAB de CV (A)	3.875	07-11-31	2,000,000	1,788,296
Vulcan Materials Company	5.350	12-01-34	678,000	688,189
Metals and mining 0.5%
Freeport-McMoRan, Inc.	5.400	11-14-34	1,070,000	1,077,594
Freeport-McMoRan, Inc.	5.450	03-15-43	1,096,000	1,044,496
Real estate 4.7%				19,152,329
Industrial REITs 1.0%
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	04-01-29	2,400,000	2,449,593
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	1,541,000	1,544,681
Real estate management and development 0.6%
CoStar Group, Inc. (A)	2.800	07-15-30	2,521,000	2,246,517
Specialized REITs 3.1%
American Tower Corp.	5.200	02-15-29	1,710,000	1,736,243
American Tower Corp.	5.550	07-15-33	1,302,000	1,335,024
American Tower Corp.	5.650	03-15-33	1,302,000	1,343,109
GLP Capital LP	3.250	01-15-32	332,000	288,722
GLP Capital LP	4.000	01-15-30	4,060,000	3,845,137
VICI Properties LP	5.125	11-15-31	2,091,000	2,073,611
VICI Properties LP	5.125	05-15-32	2,324,000	2,289,692
Utilities 9.1%				37,622,965
Electric utilities 4.9%
American Electric Power Company, Inc.	5.625	03-01-33	268,000	275,403
Constellation Energy Generation LLC	6.125	01-15-34	500,000	528,806
Constellation Energy Generation LLC	6.500	10-01-53	1,095,000	1,177,727
Duke Energy Corp.	5.750	09-15-33	1,000,000	1,045,885
Electricite de France SA (A)	5.650	04-22-29	1,900,000	1,959,813
Eversource Energy	5.125	05-15-33	1,613,000	1,597,619
Exelon Corp.	4.050	04-15-30	1,000,000	966,958
Exelon Corp.	5.125	03-15-31	1,093,000	1,106,148
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	435,000	435,838
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,002,000	1,005,398
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	361,000	365,590
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	736,000	747,092
NRG Energy, Inc. (A)	4.450	06-15-29	936,000	909,526
NRG Energy, Inc. (A)	7.000	03-15-33	1,943,000	2,113,092
Pacific Gas & Electric Company	4.950	07-01-50	1,467,000	1,265,541
Pacific Gas & Electric Company	5.800	05-15-34	1,227,000	1,249,122
The Southern Company	5.200	06-15-33	522,000	524,665
The Southern Company	5.700	03-15-34	967,000	1,001,600
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	1,815,000	1,826,844
Independent power and renewable electricity producers 1.2%
Vistra Operations Company LLC (A)	4.300	07-15-29	1,973,000	1,914,827
Vistra Operations Company LLC (A)	6.000	04-15-34	1,306,000	1,337,883
Vistra Operations Company LLC (A)	6.950	10-15-33	1,474,000	1,606,129
Multi-utilities 3.0%
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,855,000	1,895,144
Dominion Energy, Inc.	3.375	04-01-30	1,000,000	933,879
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,537,000	1,592,807
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,407,000	$1,484,521
National Grid PLC	5.809	06-12-33	2,194,000	2,272,610
NiSource, Inc.	3.600	05-01-30	1,000,000	947,683

Sempra	5.500	08-01-33	1,195,000	1,205,248

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	2,325,000	2,329,567
Municipal bonds 0.1%				$311,435
(Cost $437,656)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	24,859
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	79,731
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	89,161
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	22,685
Regents of the University of California Medical Center	3.006	05-15-50	140,000	94,999

	Yield (%)	Shares	Value
Short-term investments 2.1%			$8,647,097
(Cost $8,646,702)
Short-term funds 2.1%			8,647,097
John Hancock Collateral Trust (D)	4.3522(E)	864,390	8,647,097

Total investments (Cost $405,376,087) 99.5%	$409,530,635
Other assets and liabilities, net 0.5%	2,121,208
Total net assets 100.0%	$411,651,843

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $108,292,978 or 26.3% of the portfolio’s net assets as of 2-28-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-28-25.
The portfolio had the following country composition as a percentage of net assets on 2-28-25:
United States	84.7%
Canada	2.8%
United Kingdom	2.2%
France	1.7%
Norway	1.5%
Switzerland	1.5%
Luxembourg	1.1%
Netherlands	1.0%
Other countries	3.5%
TOTAL	100.0%
10	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 93.8%				$137,601,791
(Cost $136,698,707)
Communication services 8.5%				12,472,803
Diversified telecommunication services 3.2%
GCI LLC (A)	4.750	10-15-28	925,000	876,086
IHS Holding, Ltd. (A)	7.875	05-29-30	779,000	776,256
IHS Holding, Ltd. (A)	8.250	11-29-31	1,200,000	1,199,136
Iliad Holding SAS (A)	7.000	04-15-32	1,026,000	1,036,046
Iliad Holding SAS (A)	8.500	04-15-31	300,000	319,547
Windstream Services LLC (A)	8.250	10-01-31	467,000	482,773
Interactive media and services 1.1%
Match Group Holdings II LLC (A)	3.625	10-01-31	348,000	300,812
Match Group Holdings II LLC (A)	4.125	08-01-30	1,421,000	1,285,370
Media 2.5%
CCO Holdings LLC	4.500	05-01-32	599,000	527,794
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	200,000	184,894
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	1,188,000	896,750
Midcontinent Communications (A)	8.000	08-15-32	1,225,000	1,253,912
Sirius XM Radio, Inc. (A)	4.000	07-15-28	898,000	843,513
Wireless telecommunication services 1.7%
Millicom International Cellular SA (A)	6.250	03-25-29	1,009,800	1,002,889
Millicom International Cellular SA (A)	7.375	04-02-32	413,000	421,673
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,036,000	1,065,352
Consumer discretionary 19.0%				27,933,331
Automobile components 0.2%
Dealer Tire LLC (A)	8.000	02-01-28	384,000	379,012
Broadline retail 1.8%
Kohl’s Corp.	4.625	05-01-31	884,000	689,306
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	351,000	343,182
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	287,000	278,295
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	846,000	807,007
Rakuten Group, Inc. (A)	9.750	04-15-29	473,000	519,384
Diversified consumer services 0.1%
Service Corp. International	5.750	10-15-32	144,000	142,860
Hotels, restaurants and leisure 10.2%
Caesars Entertainment, Inc. (A)	6.000	10-15-32	1,287,000	1,254,983
Caesars Entertainment, Inc. (A)	6.500	02-15-32	579,000	587,282
Full House Resorts, Inc. (A)	8.250	02-15-28	449,000	452,098
Genting New York LLC (A)	7.250	10-01-29	216,000	223,113
Hilton Grand Vacations Borrower LLC (A)	5.000	06-01-29	902,000	860,358
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32	1,306,000	1,320,798
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	279,000	273,195
MGM Resorts International	4.750	10-15-28	1,750,000	1,699,857
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	1,090,000	1,041,190
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26	1,040,000	1,029,997
NCL Corp., Ltd. (A)	6.750	02-01-32	1,147,000	1,172,482
Resorts World Las Vegas LLC (A)	4.625	04-16-29	1,050,000	950,673
Resorts World Las Vegas LLC (A)	4.625	04-06-31	600,000	523,845
Resorts World Las Vegas LLC (A)	8.450	07-27-30	700,000	732,361
Rivers Enterprise Borrower LLC (A)	6.625	02-01-33	859,000	857,950
Royal Caribbean Cruises, Ltd. (A)	5.625	09-30-31	707,000	703,098
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33	801,000	$810,024
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32	126,000	128,544
Travel + Leisure Company (A)	4.625	03-01-30	388,000	365,205
Household durables 1.7%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	315,000	290,858
Century Communities, Inc. (A)	3.875	08-15-29	795,000	724,887
KB Home	4.000	06-15-31	683,000	622,986
Newell Brands, Inc.	6.375	05-15-30	677,000	674,840
Newell Brands, Inc.	6.625	05-15-32	167,000	166,101
Specialty retail 4.7%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	180,000	171,527
Asbury Automotive Group, Inc.	4.750	03-01-30	957,000	909,718
Global Auto Holdings, Ltd. (A)	8.750	01-15-32	1,102,000	1,020,979
Global Auto Holdings, Ltd. (A)	11.500	08-15-29	727,000	763,372
Group 1 Automotive, Inc. (A)	4.000	08-15-28	305,000	290,467
Lithia Motors, Inc. (A)	3.875	06-01-29	248,000	229,747
Lithia Motors, Inc. (A)	4.375	01-15-31	382,000	352,546
Lithia Motors, Inc. (A)	4.625	12-15-27	325,000	316,789
Saks Global Enterprises LLC (A)	11.000	12-15-29	851,000	785,712
The Michaels Companies, Inc. (A)	5.250	05-01-28	1,006,000	754,736
The Michaels Companies, Inc. (A)	7.875	05-01-29	713,000	435,220
Valvoline, Inc. (A)	3.625	06-15-31	855,000	748,745
Velocity Vehicle Group LLC (A)	8.000	06-01-29	141,000	147,218
Textiles, apparel and luxury goods 0.3%
S&S Holdings LLC (A)	8.375	10-01-31	382,000	380,784
Consumer staples 2.3%				3,437,303
Consumer staples distribution and retail 0.3%
Albertsons Companies, Inc. (A)	6.250	03-15-33	170,000	172,120
Performance Food Group, Inc. (A)	6.125	09-15-32	350,000	351,767
Food products 1.7%
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	166,000	171,364
MARB BondCo PLC (A)	3.950	01-29-31	1,501,000	1,291,215
NBM US Holdings, Inc. (A)	6.625	08-06-29	1,061,000	1,063,323
Personal care products 0.3%
HLF Financing Sarl LLC (A)	12.250	04-15-29	360,000	387,514
Energy 18.9%				27,657,742
Oil, gas and consumable fuels 18.9%
Antero Midstream Partners LP (A)	5.375	06-15-29	781,000	768,716
Antero Midstream Partners LP (A)	6.625	02-01-32	877,000	895,938
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	850,000	839,600
Ascent Resources Utica Holdings LLC (A)	6.625	10-15-32	244,000	246,378
Blue Racer Midstream LLC (A)	7.000	07-15-29	122,000	125,852
Blue Racer Midstream LLC (A)	7.250	07-15-32	563,000	588,502
Buckeye Partners LP (A)	4.500	03-01-28	335,000	325,136
Civitas Resources, Inc. (A)	8.625	11-01-30	507,000	533,574
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	180,000	172,031
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	319,000	294,393
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	2,096,000	2,099,129
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	2,305,000	2,342,959
EQM Midstream Partners LP (A)	6.375	04-01-29	500,000	512,819
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQM Midstream Partners LP (A)	7.500	06-01-30	291,000	$316,467
Genesis Energy LP	7.875	05-15-32	575,000	578,505
Genesis Energy LP	8.000	05-15-33	621,000	627,232
Global Partners LP (A)	8.250	01-15-32	462,000	481,277
Hess Midstream Operations LP (A)	4.250	02-15-30	285,000	268,855
Hess Midstream Operations LP (A)	5.500	10-15-30	95,000	93,818
Hess Midstream Operations LP (A)	6.500	06-01-29	238,000	243,073
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	73,000	76,064
Leviathan Bond, Ltd. (A)	6.500	06-30-27	1,065,000	1,051,779
Leviathan Bond, Ltd. (A)	6.750	06-30-30	143,000	139,425
Long Ridge Energy LLC (A)	8.750	02-15-32	794,000	797,055
Matador Resources Company (A)	6.250	04-15-33	356,000	349,789
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	1,275,095	1,080,441
Parkland Corp. (A)	4.500	10-01-29	945,000	895,025
Parkland Corp. (A)	4.625	05-01-30	1,091,000	1,024,107
Parkland Corp. (A)	6.625	08-15-32	740,000	746,448
Sunoco LP	4.500	04-30-30	1,186,000	1,121,628
Sunoco LP (A)	7.000	05-01-29	855,000	886,011
Sunoco LP (A)	7.250	05-01-32	679,000	708,548
Talos Production, Inc. (A)	9.000	02-01-29	368,000	380,553
Talos Production, Inc. (A)	9.375	02-01-31	67,000	68,944
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	713,000	664,754
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	372,000	339,004
Venture Global LNG, Inc. (A)	7.000	01-15-30	1,011,000	1,024,933
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	2,183,000	2,220,347
Venture Global LNG, Inc. (A)	9.500	02-01-29	942,000	1,040,252
Vital Energy, Inc. (A)	7.875	04-15-32	714,000	688,381
Financials 11.4%				16,786,743
Banks 5.1%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	1,800,000	2,083,939
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (B)	7.625	03-15-35	346,000	346,678
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	1,561,000	1,625,474
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (B)	6.250	08-15-26	243,000	245,255
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(C)	7.623	03-31-25	964,000	959,455
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	200,176
Popular, Inc.	7.250	03-13-28	982,000	1,019,521
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	1,150,000	1,031,346
Consumer finance 0.7%
Enova International, Inc. (A)	9.125	08-01-29	175,000	184,419
OneMain Finance Corp.	9.000	01-15-29	830,000	876,491
Financial services 1.3%
Block, Inc.	3.500	06-01-31	387,000	343,620
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	311,000	293,666
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	691,000	677,240
TrueNoord Capital DAC (A)	8.750	03-01-30	528,000	540,118
Insurance 3.6%
AmWINS Group, Inc. (A)	6.375	02-15-29	569,000	575,448
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	585,000	598,194
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	729,000	$708,587
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	606,000	635,658
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	715,000	683,895
Panther Escrow Issuer LLC (A)	7.125	06-01-31	1,208,000	1,243,119
Ryan Specialty LLC (A)	5.875	08-01-32	800,000	795,197
Mortgage real estate investment trusts 0.7%
Starwood Property Trust, Inc. (A)	6.000	04-15-30	1,030,000	1,022,527
Starwood Property Trust, Inc. (A)	7.250	04-01-29	93,000	96,720
Health care 2.4%				3,579,302
Biotechnology 0.4%
Star Parent, Inc. (A)	9.000	10-01-30	545,000	570,458
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	487,000	499,755
Health care providers and services 1.4%
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	91,000	94,385
DaVita, Inc. (A)	3.750	02-15-31	454,000	398,310
DaVita, Inc. (A)	4.625	06-01-30	1,142,000	1,059,177
Rede D’Or Finance Sarl (A)	4.500	01-22-30	506,000	468,491
Pharmaceuticals 0.3%
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	456,000	488,726
Industrials 11.7%				17,087,132
Aerospace and defense 0.7%
AAR Escrow Issuer LLC (A)	6.750	03-15-29	314,000	320,875
Efesto Bidco S.p.A Efesto US LLC (A)	7.500	02-15-32	761,000	755,445
Building products 1.7%
Builders FirstSource, Inc. (A)	4.250	02-01-32	1,179,000	1,066,828
Builders FirstSource, Inc. (A)	6.375	06-15-32	393,000	400,002
Builders FirstSource, Inc. (A)	6.375	03-01-34	996,000	1,008,106
Commercial services and supplies 1.8%
Allied Universal Holdco LLC (A)	7.875	02-15-31	1,579,000	1,628,330
Belron UK Finance PLC (A)	5.750	10-15-29	209,000	208,712
Cimpress PLC (A)	7.375	09-15-32	840,000	810,189
Construction and engineering 1.3%
Arcosa, Inc. (A)	6.875	08-15-32	90,000	92,134
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	289,000	293,575
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	984,000	958,819
Williams Scotsman, Inc. (A)	6.625	06-15-29	520,000	529,697
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	1,158,000	1,171,516
Ground transportation 0.4%
Watco Companies LLC (A)	7.125	08-01-32	512,000	527,173
Machinery 0.5%
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	580,000	606,599
Terex Corp. (A)	6.250	10-15-32	141,000	140,096
Passenger airlines 2.4%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	1,020,000	1,086,300
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	71,097	67,901
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines, Inc. (A)	7.250	02-15-28	976,000	$997,988
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	466,808	461,507
United Airlines, Inc. (A)	4.625	04-15-29	908,000	875,329
Professional services 0.3%
Amentum Holdings, Inc. (A)	7.250	08-01-32	61,000	62,262
TriNet Group, Inc. (A)	3.500	03-01-29	364,000	333,814
Trading companies and distributors 1.0%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	416,000	405,021
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	804,000	778,551
WESCO Distribution, Inc. (A)	6.375	03-15-33	336,000	339,129
Transportation infrastructure 0.8%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	945,000	960,734
Kingston Airport Revenue Finance, Ltd. (A)	6.750	12-15-36	200,000	200,500
Information technology 1.5%				2,188,333
IT services 0.3%
Virtusa Corp. (A)	7.125	12-15-28	404,000	396,805
Software 1.2%
Cloud Software Group, Inc. (A)	8.250	06-30-32	507,000	525,715
Cloud Software Group, Inc. (A)	9.000	09-30-29	378,000	386,325
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	346,000	347,040
Rocket Software, Inc. (A)	9.000	11-28-28	514,000	532,448
Materials 8.8%				12,899,634
Chemicals 1.4%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	155,496
Braskem Netherlands Finance BV (A)	4.500	01-31-30	1,540,000	1,313,639
Sasol Financing USA LLC	5.500	03-18-31	729,000	621,844
Construction materials 1.0%
Cemex SAB de CV (9.125% to 6-14-28, then 5 Year CMT + 5.157%) (A)(B)	9.125	03-14-28	510,000	521,880
Quikrete Holdings, Inc. (A)	6.375	03-01-32	703,000	713,201
Quikrete Holdings, Inc. (A)	6.750	03-01-33	181,000	183,757
Containers and packaging 2.4%
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	877,000	893,417
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	505,000	512,674
Graphic Packaging International LLC (A)	3.500	03-01-29	699,000	650,657
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31	1,552,000	1,525,857
Metals and mining 3.0%
Alcoa Nederland Holding BV (A)	7.125	03-15-31	311,000	323,858
Aris Mining Corp. (A)	8.000	10-31-29	764,000	765,016
Arsenal AIC Parent LLC (A)	8.000	10-01-30	366,000	381,408
CSN Resources SA (A)	4.625	06-10-31	673,000	521,422
First Quantum Minerals, Ltd. (A)	8.000	03-01-33	578,000	588,863
First Quantum Minerals, Ltd. (A)	8.625	06-01-31	290,000	302,215
Novelis Corp. (A)	4.750	01-30-30	1,289,000	1,214,944
Novelis, Inc. (A)	6.875	01-30-30	217,000	221,836
Paper and forest products 1.0%
Magnera Corp. (A)	7.250	11-15-31	1,481,000	1,487,650
Real estate 1.7%				2,481,751
Hotel and resort REITs 0.4%
XHR LP (A)	6.625	05-15-30	517,000	524,164
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs 1.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	216,000	$202,543
Iron Mountain, Inc. (A)	5.250	07-15-30	592,000	571,510
Iron Mountain, Inc. (A)	6.250	01-15-33	664,000	667,833
Uniti Group LP (A)	6.500	02-15-29	555,000	515,701
Utilities 7.6%				11,077,717
Electric utilities 5.3%
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (A)(B)	9.125	03-15-33	1,317,000	1,505,451
NRG Energy, Inc. (A)	3.625	02-15-31	690,000	615,787
NRG Energy, Inc. (A)	3.875	02-15-32	1,348,000	1,201,232
NRG Energy, Inc. (A)	5.750	07-15-29	765,000	755,337
NRG Energy, Inc. (A)	6.000	02-01-33	533,000	526,950
NRG Energy, Inc. (A)	6.250	11-01-34	533,000	534,852
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(B)	10.250	03-15-28	1,195,000	1,332,894
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	1,342,000	1,326,318
Gas utilities 0.2%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	289,000	289,264
Independent power and renewable electricity producers 2.1%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	879,899	781,262
Alpha Generation LLC (A)	6.750	10-15-32	601,000	609,544
Lightning Power LLC (A)	7.250	08-15-32	602,000	625,613
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(B)	8.000	10-15-26	269,000	276,622

Vistra Operations Company LLC (A)	6.875	04-15-32	675,000	696,591
Term loans (D) 2.4%				$3,513,996
(Cost $3,517,505)
Financials 0.6%				838,362
Insurance 0.6%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	01-30-32	840,000	838,362
Health care 0.2%				260,348
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.324	04-23-31	260,348	260,348
Industrials 1.2%				1,774,487
Commercial services and supplies 1.2%
GFL Environmental Services, Inc., 2025 Term Loan B (E)	TBD	02-04-32	523,000	521,368
Gloves Buyer, Inc., 2025 Term Loan (E)	TBD	01-17-32	1,261,000	1,253,119
Materials 0.4%				640,799
Construction materials 0.4%

Quikrete Holdings, Inc., 2025 Term Loan B (E)	TBD	02-10-32	642,000	640,799

Asset-backed securities 0.3%				$388,793
(Cost $394,787)
Asset-backed securities 0.3%				388,793
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	35,665
Frontier Issuer LLC
Series 2024-1, Class C (A)	11.160	06-20-54	312,000	353,128

16	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Shares	Value
Common stocks 0.0%		$8,014
(Cost $75,359)
Energy 0.0%		8,014
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (F)	297	8,014

Preferred securities 0.3%		$385,368
(Cost $378,961)
Communication services 0.1%		82,080
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	3,800	82,080
Financials 0.2%		303,288
Banks 0.2%
Wells Fargo & Company, 7.500%	250	303,288

	Yield (%)	Shares	Value
Short-term investments 4.7%			$6,929,976
(Cost $6,929,641)
Short-term funds 4.7%			6,929,976
John Hancock Collateral Trust (G)	4.3522(H)	692,741	6,929,976

Total investments (Cost $147,994,960) 101.5%	$148,827,938
Other assets and liabilities, net (1.5%)	(2,136,331)
Total net assets 100.0%	$146,691,607

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $114,544,138 or 78.1% of the portfolio’s net assets as of 2-28-25.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 2-28-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
The portfolio had the following country composition as a percentage of net assets on 2-28-25:
United States	76.0%
United Kingdom	5.7%
Canada	4.4%
France	2.7%
Ireland	1.5%
Spain	1.4%
Luxembourg	1.3%
Netherlands	1.3%
Brazil	1.2%
Israel	1.1%
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

Other countries	3.4%
TOTAL	100.0%
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE MUNICIPAL BOND PORTFOLIO

As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.2%				$20,381,393
(Cost $19,848,000)
Alaska 1.1%				223,935
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	223,935
Arizona 4.9%				1,026,826
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	345,000	346,033
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	250,000	250,993
Maricopa County Industrial Development Authority Arizona Autism Charter Schools, Series A (A)	4.000	07-01-51	350,000	288,497
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	135,000	141,303
California 7.4%				1,540,928
California Community Housing Agency Aster Apartments, Series A-1 (A)	4.000	02-01-56	100,000	87,950
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	250,000	253,593
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	100,000	108,548
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	250,000	249,295
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	300,000	215,757
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	250,000	222,271
CSCDA Community Improvement Authority Pasadena Portfolio, Series A-2 (A)	3.000	12-01-56	200,000	142,728
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.249	06-01-66	1,000,000	117,488
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.684	06-01-36	300,000	143,298
Colorado 5.5%				1,139,969
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	500,000	520,751
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	250,000	234,783
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	125,000	125,267
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	259,168
Connecticut 1.6%				326,904
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	300,000	303,346
Town of Hamden Whitney Center Project	5.000	01-01-50	25,000	23,558
Delaware 1.2%				246,020
Delaware State Economic Development Authority NRG Energy Project, Series A	1.250	10-01-45	250,000	246,020
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 15.6%				$3,249,168
Cabot Citrus Farms Community Development District	5.250	03-01-29	200,000	201,840
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	300,000	255,700
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	135,000	113,567
City of Venice Village on the Isle Project, Series A (A)	5.625	01-01-60	100,000	102,710
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-54	235,000	220,926
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	310,000	275,567
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	250,000	229,484
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	250,000	227,371
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	257,133
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	250,000	269,664
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	250,000	244,748
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	250,000	200,000
Shingle Creek at Bronson Community Development District Florida Special Assessment	3.100	06-15-31	250,000	242,101
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	300,000	237,837
Village Community Development District CDD No. 12	4.250	05-01-43	175,000	170,520
Georgia 1.3%				270,295
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	20,000	20,118
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	145,000	153,627
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	115,000	96,550
Idaho 0.5%				101,608
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	100,000	101,608
Illinois 5.4%				1,117,305
Chicago Board of Education Capital Improvement	5.000	04-01-38	375,000	401,830
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	115,000	95,456
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	250,000	270,580
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	100,000	99,359
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	250,000	250,080
Indiana 0.5%				114,996
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	180,000	29,136
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	80,000	85,860
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Iowa 1.0%				$205,195
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	205,000	205,195
Kansas 1.1%				223,281
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	225,000	223,281
Kentucky 1.2%				250,853
City of Henderson Pratt Paper LLC Project, Series B, AMT (A)	4.450	01-01-42	250,000	250,853
Louisiana 1.2%				244,418
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	240,000	244,418
Maryland 1.5%				303,821
City of Rockville Ingleside at King Farm Project, Series B	4.500	11-01-43	15,000	14,019
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	250,000	236,273
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare, Series B	5.000	01-01-32	50,000	53,529
Massachusetts 2.9%				613,127
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	225,000	212,031
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	150,000	150,182
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	250,914
Michigan 1.6%				327,988
City of Detroit, GO	5.500	04-01-32	300,000	327,988
Missouri 2.2%				455,361
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	250,000	254,316
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	200,000	201,045
New Hampshire 1.0%				215,352
New Hampshire Business Finance Authority Covanta Resources Recovery, Series B, AMT (A)	3.750	07-01-45	250,000	215,352
New York 3.0%				625,395
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	250,000	250,231
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	130,000	127,173
New York Transportation Development Corp. Laguardia Airport Terminal B, AMT	4.000	07-01-33	250,000	247,991
Ohio 2.0%				423,455
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	250,000	188,523
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.600	06-01-41	250,000	234,932
Oklahoma 1.0%				200,140
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	200,140
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania 2.8%				$575,233
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	385,000	330,142
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	300,000	245,091
Puerto Rico 3.6%				753,628
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.480	11-01-43	290,000	182,338
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	250,000	250,544
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.550	07-01-40	320,000	320,746
South Carolina 1.5%				305,599
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	250,000	268,099
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	250,000	37,500
Texas 9.4%				1,953,153
Arlington Higher Education Finance Corp. Wayside Schools, Series A	5.000	08-15-25	205,000	205,538
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	10.000	06-01-42	100,000	85,000
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	250,000	238,419
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	150,000	162,215
Decatur Hospital Authority Wise Health System	5.000	09-01-31	200,000	221,025
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	200,000	201,193
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	130,000	120,320
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	250,000	212,977
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	250,000	252,702
Texas Transportation Commission State Highway 249 System State Highway Toll, First Tier	5.000	08-01-57	250,000	253,764
Utah 3.7%				770,147
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	523,030
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	247,117
Vermont 1.4%				283,232
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	315,000	283,232
Virginia 2.5%				514,262
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	300,000	293,027
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-56	220,000	221,235
Wisconsin 8.6%				1,779,799
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	250,000	260,377
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	270,142
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	100,000	$100,753
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	260,000	232,980
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	150,000	151,326
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	300,000	312,412
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	100,000	100,062
Public Finance Authority Two Step Project (A)(B)	6.021	12-15-34	200,000	111,872
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	100,000	84,440
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	150,000	155,435

	Yield (%)	Shares	Value
Short-term investments 2.3%			$473,686
(Cost $473,654)
Short-term funds 2.3%
John Hancock Collateral Trust (D)	4.3522(E)	47,351	473,686
Total investments (Cost $20,321,654) 100.5%			$20,855,079
Other assets and liabilities, net (0.5%)			(106,941)
Total net assets 100.0%			$20,748,138

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,431,685 or 40.6% of the fund’s net assets as of 2-28-25.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-28-25.
The fund had the following portfolio composition as a percentage of total investments on 2-28-25:
General obligation bonds	5.0%
Revenue bonds	93.2%
Development	21.6%
Education	18.9%
Health care	17.6%
Other revenue	14.6%
Transportation	4.9%
Airport	4.8%
Housing	4.4%
Tobacco	3.3%
Utilities	1.7%
Water and sewer	1.2%
Pollution	0.2%
Short-term investments and other	1.8%
TOTAL	100.0%
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 35.4%				$72,181,397
(Cost $71,722,947)
Commercial and residential 28.9%				58,829,636
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A1 (A)(B)	1.691	04-25-65	426,859	400,323
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	97,126	91,878
Series 2021-1, Class A1 (A)(B)	0.909	01-25-66	309,345	262,441
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	1,150,440	960,655
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	210,591	181,897
Series 2021-6, Class A1 (A)(B)	1.458	09-25-66	602,650	506,569
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	1,823,461	1,813,330
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	1,267,156	1,253,081
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	56,655	53,691
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	121,662	108,823
BAHA Trust
Series 2024-MAR, Class A (A)(B)	6.171	12-10-41	2,096,000	2,154,630
BANK
Series 2024-5YR7, Class A3	5.769	06-15-57	1,015,000	1,052,772
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	190,942	184,959
Series 2024-5C29, Class A3	5.208	09-15-57	2,470,000	2,512,887
Series 2024-5C31, Class A3	5.609	12-15-57	483,000	499,818
Benchmark Mortgage Trust
Series 2019-B10, Class A4	3.717	03-15-62	490,000	470,414
Series 2019-B12, Class A2	3.001	08-15-52	267,198	266,348
Series 2024-V12, Class A3	5.738	12-15-57	726,000	753,917
BMO Mortgage Trust
Series 2024-5C8, Class A3 (B)	5.625	12-15-57	500,000	517,384
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	340,397	315,438
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,172,000	1,088,269
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (A)(C)	5.926	01-15-34	252,000	251,055
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,933,000	1,953,790
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(C)	5.526	08-15-36	1,409,000	1,337,025
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	272,978	259,427
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	530,000	494,221
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	716,138
Series 2020-GC46, Class A2	2.708	02-15-53	139,672	137,702
Series 2023-SMRT, Class A (A)(B)	5.820	10-12-40	870,000	893,735
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	336,215	278,475
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	640,546	527,410
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	122,298	104,991
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	467,419	437,560
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	20,503	17,835
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	2,327,040	2,010,121
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(B)	2.683	11-10-46	845,000	668,988
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	208,465	204,001
Series 2021-AFC1, Class A1 (A)(B)	0.830	03-25-56	1,053,601	862,606
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM1, Class A1 (A)(B)	0.809	05-25-65	493,257	$445,420
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	352,567	317,934
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	680,638	570,993
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	1,224,410	1,035,246
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	434,373	421,872
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	347,063	305,952
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	20,567	19,892
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	105,907	91,130
Series 2021-2, Class A1 (A)(B)	0.931	06-25-66	1,257,652	1,035,511
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	1,004,826	825,870
GCAT Trust
Series 2020-NQM2, Class A1 (A)	2.555	04-25-65	534,496	510,702
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	187,273	162,637
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	972,009	834,411
Series 2021-NQM6, Class A1 (A)(B)	1.855	08-25-66	96,447	86,788
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	242,141	227,657
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	1,079,423	957,700
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(B)	5.467	01-13-40	1,067,000	1,089,890
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	341,286	294,774
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (A)	2.812	01-16-37	300,000	267,150
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	620,295	576,656
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	75,553	70,987
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	1,042,439	899,417
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(B)	4.312	11-05-41	741,000	718,807
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	897,909	831,819
OBX Trust
Series 2021-NQM1, Class A1 (A)(B)	1.072	02-25-66	484,888	418,284
Series 2021-NQM2, Class A1 (A)(B)	1.101	05-25-61	1,030,255	841,548
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	1,117,101	922,642
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	1,981,000	2,009,788
Series 2024-CNTR, Class D (A)	7.109	11-13-41	1,926,000	2,011,736
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	1,140,000	983,382
Series 2021-OVA, Class C (A)	2.851	07-15-41	1,678,000	1,445,166
Series 2021-OVA, Class D (A)	2.851	07-15-41	240,000	202,668
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	599,029	556,694
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	1,220,145	1,081,017
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	200,000	196,316
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	642,215	603,317
Series 2019-1, Class A1 (A)(B)	3.750	03-25-58	701,017	677,238
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	431,552	411,873
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	374,607	357,616
Series 2020-3, Class A1 (A)(B)	3.088	02-25-63	169,320	163,304
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-4, Class A1 (A)	1.750	10-25-60	942,481	$854,319
Series 2024-1, Class A1 (A)(B)	4.764	03-25-64	1,225,026	1,235,606
Series 2024-3, Class A1A (A)(B)	5.129	07-25-65	806,592	820,030
Series 2024-4, Class A1A (A)(B)	4.417	10-27-64	598,896	604,790
Verus Securitization Trust
Series 2020-5, Class A1 (A)	2.218	05-25-65	202,154	194,608
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	832,607	738,152
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	518,223	446,581
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	544,954	456,398
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	350,943	298,070
Series 2021-6, Class A1 (A)(B)	1.630	10-25-66	134,597	115,555
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	122,575	112,807
Series 2023-8, Class A2 (6.664% to 12-1-27, then 7.664% thereafter) (A)	6.664	12-25-68	357,857	362,114
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	501,620	477,808
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	27,135	26,390
U.S. Government Agency 6.5%				13,351,761
Federal Home Loan Mortgage Corp.
Series K048, Class X1 IO	0.175	06-25-25	7,793,443	2,664
Government National Mortgage Association
Series 2016-174, Class IO	0.889	11-16-56	36,329	1,531
Series 2017-109, Class IO	0.229	04-16-57	46,459	624
Series 2017-124, Class IO	0.626	01-16-59	38,655	1,350
Series 2017-140, Class IO	0.486	02-16-59	34,360	965
Series 2017-159, Class IO	0.430	06-16-59	21,217,620	548,238
Series 2017-20, Class IO	0.519	12-16-58	75,499	1,740
Series 2017-22, Class IO	0.747	12-16-57	23,818	859
Series 2017-23, Class IO	0.600	05-16-59	5,173,807	176,331
Series 2017-46, Class IO	0.651	11-16-57	56,343	2,128
Series 2017-54, Class IO	0.692	12-16-58	17,124,302	589,415
Series 2017-61, Class IO	0.701	05-16-59	235,851	8,582
Series 2017-89, Class IO	0.475	07-16-59	55,786	1,510
Series 2018-114, Class IO	0.591	04-16-60	80,883	3,215
Series 2018-158, Class IO	0.793	05-16-61	165,852	9,723
Series 2018-23, Class IO	0.585	11-16-59	15,375,459	529,322
Series 2018-69, Class IO	0.607	04-16-60	57,427	2,594
Series 2018-99, Class IO	0.451	06-16-60	166,453	5,742
Series 2019-131, Class IO	0.803	07-16-61	132,024	7,574
Series 2020-108, Class IO	0.847	06-16-62	2,435,942	141,662
Series 2020-114, Class IO	0.800	09-16-62	811,669	44,736
Series 2020-118, Class IO	0.883	06-16-62	4,961,194	310,922
Series 2020-120, Class IO	0.769	05-16-62	951,276	56,547
Series 2020-137, Class IO	0.797	09-16-62	3,890,896	226,211
Series 2020-150, Class IO	0.965	12-16-62	1,076,438	68,491
Series 2020-170, Class IO	0.835	11-16-62	499,169	32,308
Series 2020-92, Class IO	0.880	02-16-62	778,327	45,628
Series 2021-10, Class IO	0.987	05-16-63	423,982	31,959
Series 2021-11, Class IO	1.021	12-16-62	617,175	45,712
Series 2021-203, Class IO	0.870	07-16-63	5,590,981	365,796
Series 2021-220, Class IO	0.827	12-16-63	5,135,123	320,905
Series 2021-3, Class IO	0.869	09-16-62	2,002,661	128,399
Series 2021-47, Class IO	0.992	03-16-61	4,518,096	308,801
Series 2022-150, Class IO	0.822	06-16-64	5,417,695	319,958
Series 2022-181, Class IO	0.718	07-16-64	2,397,644	150,092
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-221, Class IO	0.843	06-16-64	6,791,582	$417,299
Series 2022-57, Class IO	0.757	09-16-63	2,850,246	151,554
Series 2023-105, Class IO	0.745	07-16-65	5,600,616	351,452
Series 2023-177, Class IO	0.857	06-16-65	7,566,616	476,729
Series 2023-197, Class IO	1.317	09-16-65	7,336,412	630,655
Series 2023-30, Class IO	1.001	11-16-64	2,935,550	203,746
Series 2023-33, Class IO	0.935	05-16-63	4,623,610	313,029
Series 2023-36, Class IO	0.935	10-16-64	8,062,088	517,530
Series 2023-62, Class IO	0.937	02-16-65	4,904,985	322,574
Series 2023-91, Class IO	0.875	04-16-65	4,483,074	323,104
Series 2024-135, Class IO	0.836	11-16-66	14,694,371	977,064
Series 2024-179, Class XI IO	0.830	12-16-66	13,816,582	1,024,229
Series 2024-193, Class IO	0.700	12-16-66	16,129,823	1,080,280
Series 2024-194, Class IO	0.973	08-16-67	14,052,975	1,106,781

Series 2025-3, Class IO	0.855	04-16-67	13,372,170	963,501
Asset-backed securities 62.8%				$128,172,516
(Cost $124,778,778)
Asset-backed securities 62.8%				128,172,516
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	434,162	428,132
AGL Core CLO, Ltd.
Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) (A)(C)	5.693	07-20-37	1,718,000	1,724,716
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(C)	5.700	07-22-37	315,000	316,067
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	714,000	684,254
Series 2023-2A, Class A2 (A)	6.500	11-16-48	1,130,000	1,158,625
AMSR Trust
Series 2020-SFR2, Class A (A)	1.632	07-17-37	462,134	457,954
Series 2021-SFR1, Class A (A)	4.290	07-17-41	120,000	117,897
Series 2021-SFR1, Class B (A)	2.153	06-17-38	570,000	522,434
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(C)	5.740	07-25-37	699,000	703,035
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	240,095	223,685
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	2,545,075	2,442,172
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	1,619,000	1,656,692
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(C)	5.810	07-25-37	511,000	513,429
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(C)	5.923	03-13-37	436,000	438,665
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	2,282,667	2,093,452
Capital Automotive REIT
Series 2024-2A, Class A2 (A)	5.250	05-15-54	886,609	880,572
Series 2024-3A, Class A1 (A)	4.400	10-15-54	976,450	954,248
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,055,523	2,077,338
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	1,876,257	1,847,262
Series 2021-1A, Class A1 (A)	1.530	03-15-61	2,347,637	2,239,545
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	1,389,293	1,286,681
Series 2020-3A, Class A (A)	2.070	10-18-45	364,763	338,495
26	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	837,722	$765,668
Series 2022-1A, Class A (A)	2.720	01-18-47	748,524	683,030
Series 2023-1A, Class A (A)	6.310	06-18-48	259,053	264,324
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	1,025,000	1,044,876
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	1,400,000	1,412,179
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	579,000	592,404
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	1,893,000	1,842,417
Series 2024-2A, Class A2 (A)	4.500	05-20-49	2,671,000	2,588,732
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	3,073,000	2,980,615
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,356,000	1,295,891
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,032,300	1,012,460
Series 2021-1A, Class A2I (A)	2.045	11-20-51	2,056,905	1,965,199
Series 2021-1A, Class A2II (A)	2.493	11-20-51	283,478	261,067
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	904,000	852,035
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	1,718,320	1,689,485
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,330,560	1,262,527
Series 2021-1A, Class A2I (A)	2.662	04-25-51	1,862,338	1,723,511
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	998,600	947,804
Series 2021-1A, Class A2 (A)	2.791	10-20-51	886,503	816,441
Series 2024-1A, Class A2 (A)	6.372	10-20-54	2,833,760	2,918,865
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A (A)	1.360	08-27-35	41,365	38,945
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	1,883,000	1,889,989
FirstKey Homes Trust
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	204,476
Series 2021-SFR1, Class D (A)	2.189	08-17-38	445,000	428,278
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	965,000	983,630
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	1,489,000	1,522,399
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(C)	5.743	07-20-37	968,000	973,594
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	195,078	192,961
Series 2021-1A, Class A2 (A)	2.773	04-20-29	310,310	306,613
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,143,000	2,077,126
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	121,988	115,527
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	69,166	65,967
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	1,660,000	1,585,868
Series 2023-1A, Class A2 (A)	5.687	05-20-53	1,825,000	1,844,323
Series 2024-1A, Class A2 (A)	5.893	06-20-54	1,050,000	1,069,010
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	1,302,768	1,261,507
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	1,914,000	1,949,812
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	27

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(C)	5.752	07-15-37	731,000	$735,056
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (A)	6.560	04-20-53	1,215,000	1,254,817
Series 2024-1A, Class A2 (A)	6.230	04-20-54	1,923,000	1,970,835
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	103,276	101,490
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	137,483	140,192
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A (A)	1.220	07-15-69	34,378	31,983
Series 2020-IA, Class A1A (A)	1.330	04-15-69	137,866	126,901
Series 2021-FA, Class A (A)	1.110	02-18-70	613,256	538,911
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	137,167	120,850
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	2,126,216	1,976,016
Series 2022-1A, Class A2 (A)	3.695	01-30-52	906,950	839,074
Series 2023-1A, Class A2 (A)	7.308	01-30-53	568,400	584,223
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	2,857,000	2,657,148
Series 2021-1, Class B1 (A)	2.410	10-20-61	1,297,000	1,179,106
OHA Credit Funding 5, Ltd.
Series 2020-5A, Class AR (3 month CME Term SOFR + 1.350%) (A)(C)	5.643	10-18-37	1,000,000	1,005,500
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(C)	5.753	04-20-37	537,000	540,582
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(C)	5.693	07-20-37	578,000	580,626
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	1,131,400	1,110,303
Series 2021-SFR3, Class A (A)	1.637	05-17-26	340,083	330,585
Series 2021-SFR6, Class A (A)	1.524	07-17-38	429,542	415,550
Series 2024-SFR1, Class A (A)	3.350	02-17-41	778,907	743,755
Series 2025-SFR1, Class A (3.294% to 3-1-25, then 3.400% thereafter) (A)	3.294	02-17-42	1,218,000	1,146,358
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	2,279,000	2,260,047
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (A)(C)	5.869	01-15-38	857,000	857,746
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (A)(C)	5.617	04-15-38	960,000	960,000
SCF Equipment Leasing LLC
Series 2022-1A, Class A3 (A)	2.920	07-20-29	124,090	123,815
Series 2022-2A, Class C (A)	6.500	08-20-32	125,000	128,279
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,225,000	2,309,802
SERVPRO Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.882	10-25-49	213,188	208,456
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,227,188	1,125,070
Series 2024-1A, Class A2 (A)	6.174	01-25-54	907,830	924,801
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	390,865	352,165
Series 2021-D, Class A1A (A)	1.340	03-17-53	128,384	119,588
Series 2023-A, Class A1A (A)	5.380	01-15-53	122,255	123,687
Series 2023-C, Class A1A (A)	5.670	11-15-52	121,525	124,157
Series 2024-A, Class A1A (A)	5.240	03-15-56	1,718,955	1,743,514
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,378,899	1,392,525
28	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,348,460	$1,311,897
Series 2020-1A, Class A2II (A)	4.336	01-20-50	1,251,050	1,186,166
Series 2021-1A, Class A2I (A)	2.190	08-20-51	1,436,194	1,296,022
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,220,940	1,248,139
Series 2024-1A, Class A2II (A)	6.268	07-30-54	1,131,165	1,170,507
Series 2024-3A, Class A23 (A)	5.914	07-30-54	1,999,988	2,036,564
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	1,098,000	1,097,877
Taco Bell Funding LLC
Series 2018-1A, Class A2II (A)	4.940	11-25-48	364,808	363,612
Series 2021-1A, Class A2I (A)	1.946	08-25-51	837,090	791,513
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	1,238,400	1,156,545
Series 2021-1A, Class A (A)	1.650	02-20-46	1,032,927	925,432
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	439,774	407,392
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	1,397,961	1,384,714
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,361,592	1,254,458
Series 2021-1A, Class A (A)	1.860	03-20-46	1,257,452	1,135,659
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	731,000	748,460
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	1,145,000	1,064,596
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	492,547	471,518
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	3,433,000	3,510,259
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	464,943	431,559
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	1,477,681	1,344,106
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	3,404,160	3,217,607
Series 2024-1A, Class A2 (A)	5.858	12-05-54	1,047,000	1,070,193
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	897,450	830,123
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	1,278,000	1,299,180

	Yield (%)	Shares	Value
Short-term investments 2.0%			$3,988,540
(Cost $3,988,319)
Short-term funds 2.0%			3,988,540
John Hancock Collateral Trust (D)	4.3522(E)	398,706	3,988,540

Total investments (Cost $200,490,044) 100.2%	$204,342,453
Other assets and liabilities, net (0.2%)	(415,857)
Total net assets 100.0%	$203,926,596

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	29

SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $179,182,124 or 87.9% of the portfolio’s net assets as of 2-28-25.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 2-28-25.
30	JOHN HANCOCK MANAGED ACCOUNT SHARES | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Bond Completion Portfolio
Investments in securities:
Assets
U.S. Government and Agency obligations	$900,438	—	$900,438	—
Corporate bonds	160,751	—	160,751	—
Short-term investments	18,853	$18,853	—	—
Total investments in securities	$1,080,042	$18,853	$1,061,189	—

Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$400,572,103	—	$400,572,103	—
Municipal bonds	311,435	—	311,435	—
Short-term investments	8,647,097	$8,647,097	—	—
Total investments in securities	$409,530,635	$8,647,097	$400,883,538	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$137,601,791	—	$137,601,791	—
Term loans	3,513,996	—	3,513,996	—
Asset-backed securities	388,793	—	388,793	—
Common stocks	8,014	—	8,014	—
|	31

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (continued)
Preferred securities	$385,368	$385,368	—	—
Short-term investments	6,929,976	6,929,976	—	—
Total investments in securities	$148,827,938	$7,315,344	$141,512,594	—

Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Investments in securities:
Assets
Municipal bonds	$20,381,393	—	$20,381,393	—
Short-term investments	473,686	$473,686	—	—
Total investments in securities	$20,855,079	$473,686	$20,381,393	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$72,181,397	—	$72,181,397	—
Asset-backed securities	128,172,516	—	128,172,516	—
Short-term investments	3,988,540	$3,988,540	—	—
Total investments in securities	$204,342,453	$3,988,540	$200,353,913	—
Investment in affiliated underlying funds. The portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Account Shares Bond Completion Portfolio
John Hancock Collateral Trust	1,885	$20,339	$240,558	$(242,038)	$(6)	—	$367	—	$18,853
Managed Account Shares Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	864,390	$987,385	$108,832,472	$(101,174,030)	$935	$335	$102,230	—	$8,647,097
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
John Hancock Collateral Trust	692,741	$946,467	$50,504,968	$(44,522,394)	$591	$344	$59,011	—	$6,929,976
Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
John Hancock Collateral Trust	47,351	$149,960	$3,434,425	$(3,110,866)	$113	$54	$9,205	—	$473,686
Managed Account Shares Securitized Debt Portfolio
John Hancock Collateral Trust	398,706	$5,197,588	$57,705,442	$(58,916,869)	$2,045	$334	$130,194	—	$3,988,540
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
32	|